RETIREMENT PLAN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Employee minimum age	21 years
Percent of employer contribution	100.00%
Percent of employee contribution that employer will match	4.00%
Vesting period	3 years
Annual vesting percentage	33.33%
Employer discretionary contribution amount	$ 107,526	$ 129,040